Note 10 - Sale of Product Lines - Asset Purchase Agreement (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 20, 2016	Jun. 30, 2016	Jun. 25, 2016	Mar. 31, 2018	Mar. 25, 2017
Cash received from Astronics					$ 1,225,000
Gain (Loss) on Sale of Business, Affiliated and Productive Assets				$ 324,000	$ 802,000
Astronics Test Systems Inc [Member] | Switch Product Line [Member]
Cash received from Astronics	$ 850,000		$ 850,000
Cash paid to buy out future commission obligation		$ (170,000)	(170,000)
Employee severance			(97,000)
Legal fees			(13,000)
Commissions			(46,000)
Warranty liability released			278,000
Gain (Loss) on Sale of Business, Affiliated and Productive Assets			$ 802,000